UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cedar Hill Capital Partners, LLC
           --------------------------------------------------
Address:   445 Park Avenue, 5th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank J. Paone
           --------------------------------------------------
Title:     Chief Accounting Officer
           --------------------------------------------------
Phone:     (212) 201-5805
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Frank J. Paone             New York, NY               2/17/2009
   --------------------    ----------------------------   -----------------
       [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                          ---------------------------
Form 13F Information Table Entry Total:                39
                                          ---------------------------
Form 13F Information Table Value Total:             539,294
                                          ---------------------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.


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

                           FORM 13F INFORMATION TABLE

     Column 1        Column 2    Column 3  Column 4           Column 5           Column 6    Column 7            Column 8
------------------  ----------  ---------  --------   -----------------------   ----------   --------   ---------------------------
                     TITLE OF                VALUE     SHARES/    SH/    PUT/   INVESTMENT    OTHER
  NAME OF ISSUER      CLASS       CUSIP     (x1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS         VOTING AUTHORITY
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------------------------
                                                                                                           SOLE     SHARED    NONE
                                                                                                        ---------   ------   ------
AMBAC FINL GROUP
 INC                    COM     023139108     1,424   1,095,000    SH              SOLE                 1,095,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
AMERICREDIT CORP        COM     03060R101    10,885   1,424,800    SH              SOLE                 1,424,800
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
ARCH CAPITAL
 GROUP LTD              COM     G0450A105    11,917     170,000    SH              SOLE                   170,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
ASPEN INSURANCE
 HOLDINGS LTD           SHS     G05384105    23,161     955,075    SH              SOLE                   955,075
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
ASSURANT INC            COM     04621X108    30,868   1,028,918    SH              SOLE                 1,028,918
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
BRE PROPERTIES INC    CLASS A   05564E106    11,192     400,000    SH              SOLE                   400,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
SPDR GOLD TRUST      GOLD SHS   78463V107    86,520   1,000,000    SH    CALL      SOLE                 1,000,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
CME GROUP INC           COM     12572Q105    16,233      78,000    SH              SOLE                    78,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
EQUITY RESIDENTIAL  SH BEN INT  29476L107     8,365     280,500    SH              SOLE                   280,500
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
FBR CAPITAL
 MARKETS CORP           COM     30247C301       122      25,000    SH              SOLE                    25,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
FIDELITY FINL INC       COM     31620R105     5,546     312,438    SH              SOLE                   312,438
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
GENWORTH FINL INC       COM
                      CLASS A   37247D106     7,648   2,702,594    SH              SOLE                 2,702,594
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
GFI GROUP INC           COM     361652209    10,345   2,922,452    SH              SOLE                 2,922,452
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
GREENHILL & CO INC      COM     395259104     4,425      63,423    SH              SOLE                    63,423
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
HANOVER INS GROUP
 INC                    COM     410867105    43,638   1,015,543    SH              SOLE                 1,015,543
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
INVESCO LTD             SHS     G491BT108    13,357     925,000    SH              SOLE                   925,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
INVESTMENT
 TECHNOLOGY GRP
 INC                    COM     46145F105       227      10,000    SH              SOLE                    10,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
KEYCORP                 COM     493267108    48,777   5,725,000    SH              SOLE                 5,725,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
LEGG MASON INC          COM     524901105     8,764     400,000    SH              SOLE                   400,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
MARKETAXESS HLDGS
 INC                    COM     57060D108     2,950     361,500    SH              SOLE                   361,500
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
MAX CAPITAL GROUP
 LTD                    SHS     G6052F103     6,223     351,600    SH              SOLE                   351,600
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
MBIA INC                COM     55262C100     8,502   2,088,825    SH              SOLE                 2,088,825
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
MGIC INVT CORP WIS      COM     552848103     1,165     334,800    SH              SOLE                   334,800
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
NELNET INC            CLASS A   64031N108    34,664   2,419,011    SH              SOLE                 2,419,011
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
PENSON WORLDWIDE
 INC                    COM     709600100       369      48,404    SH              SOLE                    48,404
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
PLATINUM
 UNDERWRITER
 HLDGS L                COM     G7127P100     5,026     139,300    SH              SOLE                   139,300
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------

     Column 1        Column 2    Column 3  Column 4           Column 5           Column 6    Column 7            Column 8
------------------  ----------  ---------  --------   -----------------------   ----------   --------   ---------------------------
                     TITLE OF                VALUE     SHARES/    SH/    PUT/   INVESTMENT    OTHER
  NAME OF ISSUER       CLASS      CUSIP     (x1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS         VOTING AUTHORITY
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------------------------
                                                                                                           SOLE     SHARED    NONE
                                                                                                        ---------   ------   ------
PMI GROUP INC           COM     69344M101       270     138,261    SH              SOLE                   138,261
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
STATE STR CORP          COM     857477103    19,665     500,000    SH    PUT       SOLE                   500,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
STATE STR CORP          COM     857477103    19,665     500,000    SH    PUT       SOLE                   500,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
RADIAN GROUP INC        COM     750236101       736     200,000    SH              SOLE                   200,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
REGENCY CTRS CORP       COM     758849103     1,991      42,640    SH              SOLE                    42,640
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
REINSURANCE GROUP
 AMER INC             COM NEW   759351604    12,846     300,000    SH              SOLE                   300,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
RENAISSANCE
 HOLDINGS LTD           COM     G7496G103    10,312     200,000    SH              SOLE                   200,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
TRAVELERS
 COMPANIES INC          COM     89417E109    51,989   1,150,203    SH              SOLE                 1,150,203
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
THINKORSWIM
 GROUP INC              COM     88409C105     5,600     996,367    SH              SOLE                   996,367
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
TRADESTATION
 GROUP INC              COM     89267P105     9,799   1,519,210    SH              SOLE                 1,519,210
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
TRINITY INDS INC        COM     896522109     1,727     109,600    SH              SOLE                   109,600
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
WHITE MTNS INS
 GROUP LTD              COM     G9618E107     1,336       5,000    SH              SOLE                     5,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------
WILLIS GROUP
 HOLDINGS LTD           COM     G96655108     1,045      42,000    SH              SOLE                    42,000
------------------  ----------  ---------  --------   ---------   ----   ----   ----------   --------   ---------   ------   ------

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